CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (107,217)	$ (65,445)
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense	7,452	19,234
Depreciation and amortization	5,838	4,548
Noncash lease expense	2,831	0
Non-cash interest expense (income)	(2,271)	(616)
Allowance for doubtful accounts	559	(141)
Loss on inventory obsolescence	1,634	0
Income tax benefit	(1,041)	(10,465)
Loss on disposal of subsidiaries, net	0	1,446
Equity in losses of equity method investees	2,357	2,062
Other income (forgiveness of liabilities)	(453)	(777)
Issuance of common stock for professional fees	1,766	1,819
Gain on extinguishment of debt	0	(300)
Gain on disposal of subsidiary	180	0
Gain on remeasurement of investment	(10,965)	(2,915)
Impairment losses	1,030	21,033
Foreign currency exchange losses	2,096	0
Change in fair value of contingent consideration	(131)	(7,006)
Change in assets and liabilities (net of amounts acquired):
Accounts receivable	(1,424)	5,295
Inventory	(15,736)	200
Prepaid expenses and other assets	3,669	(18,541)
Accounts payable	13,225	(1,572)
Deferred revenue	(2,896)	1,260
Amount due to related parties	(431)	387
Accrued expenses, salary and other current liabilities	(9,358)	7,893
Net cash used in operating activities	(109,286)	(42,601)
Cash flows from investing activities:
Acquisition of property and equipment	(6,995)	(1,352)
Acquisition of intangible asset	(563)	(263)
Notes receivable from related party	(1,000)
Notes receivable from related party		464
Disposal of subsidiaries, net of cash disposed	(417)	(44)
Proceeds from selling available for sales securities	4,031	0
Proceeds from long term investment	659	0
Acquisition of subsidiaries, net of cash acquired	(54,889)	(100,579)
Long term investment	(3,350)	(31,785)
Investment in available for sales securities	(165)	0
Investment in debt securities	(28,159)	(58,228)
Net cash used in investing activities	(90,848)	(191,787)
Cash flows from financing activities
Proceeds from issuance of convertible notes	0	220,000
Proceeds from issuance of shares, stock options and warrants	(11)	185,291
Capital contribution from noncontrolling interest shareholder	49	0
Borrowings from third parties	297	0
Repayments to third parties	(2,019)	0
Tax withholding paid for net share settlement of equity awards	(84)	0
Payment of finance lease obligations	(187)	0
Repayment of convertible note	(40,833)	(80,000)
Net cash (used in) provided by financing activities	(42,788)	325,291
Effect of exchange rate changes on cash	1,755	(262)
Net (decrease) increase in cash and cash equivalents	(244,677)	91,165
Cash and cash equivalents at the beginning of the period	269,863	165,764
Cash and cash equivalents at the end of the period	25,186	256,929
Supplemental disclosure of cash flow information:
Cash paid for income tax	159	928
Cash paid for interest	1,383	1,516
Issuance of shares for acquisition	0	59,808
Issuance of shares for convertible notes conversion	7,523	140,126
Issuance of shares for WAVE contingent liabilities	0	6,305
Issuance of shares for SEPA inducement fee	754	0
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	8,148	0
Finance leases	$ 1,826	$ 0